--------------------------------------------------------------------------------
COLONIAL INTERMARKET INCOME TRUST I       ANNUAL REPORT
--------------------------------------------------------------------------------

November 30, 2000

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

Colonial InterMarket Income Trust I is a diversified mix of U.S. government bonds, high yield U.S. corporate bonds, and debt issued by foreign governments. Over the past year, the performance of the bond markets represented in this portfolio was mixed. Although the result was a slightly negative total return at net asset value for the Trust, we are pleased to report that the Trust continued to pay a competitive yield.

U.S. Treasury bonds enjoyed good performance, as stronger than expected government revenues led to a buyback of long-term government notes. Investors also seemed to prefer these higher-quality securities, and their values increased. Other parts of the bond market did not fare nearly as well. Corporate bonds and foreign debt securities endured significant challenges due to economic difficulties, both in the United States and abroad.

Take a look at the following pages, where portfolio manager Laura Ostrander details the strategies employed by the Trust during the period. For more information, contact your financial advisor or visit us online at www.libertyfunds.com. Thank you for investing in the Colonial InterMarket Income Trust I and for giving us the opportunity to serve your investment needs.

    Sincerely,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    January  11, 2001

------------------------------
Not FDIC     May Lose Value
Insured    No Bank Guarantee
------------------------------

Because market and economic conditions change frequently, there can be no assurance that the trends described above or on the~following pages will continue or come to pass.

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

o    U.S. Treasury bonds top the market
     As the U.S. economy continued to surge early in the year, the Federal Reserve~continued to boost short-term interest rates, a tightening policy that began in~1999. This created a difficult environment for corporate bonds. As a result, investors focused on bonds issued by the U.S. government. In this environment, interest rates on U.S. Treasury bonds declined and prices rose. During the year,~the Trust's holdings in U.S. Treasury bonds were increased to take advantage of this positive trend.

o    High yield bonds struggle
     Lower-quality corporate bonds, which pay more attractive yields than similar higher-quality government bonds, had a difficult year. The spread in yields between low-grade bonds and Treasury bonds reached levels not seen since the early 1990s, when the U.S. economy was in recession. It appears that investors were anticipating a more difficult economy in the months ahead, as evidenced by the price declines of high-yield bonds. The Trust's holdings in this segment of the market were reduced slightly, but high-yield bonds still represent the largest~portion of this diversified portfolio.

o    Mixed results for foreign markets
     With the dollar demonstrating significant strength against most major currencies, returns on the Trust's foreign government bond holdings, particularly governments of developed nations, were muted. Emerging market bonds performed better, as economies of countries like Mexico, Venezuela and Russia were buoyed by higher oil prices. Assuming the dollar has peaked against most major currencies, the Trust has been repositioned to hold a larger concentration of non-dollar bonds.

o    Looking ahead
     I believe the "flight to quality" that has taken place in the bond markets over the past year will not disappear completely, as the environment for slower U.S.~economic growth remains in place. Given their attractive values, high-yield bonds should be positioned for a rebound. Also, it seems likely that foreign bonds have the potential for better returns, as I anticipate the dollar's strength will subside~somewhat during the year, which could boost the overseas bonds.


     LAURA OSTRANDER is a senior vice-president of Colonial Management Associates, Inc., and portfolio manager of the Trust.

     Fixed income investing offers attractive income and total return opportunities, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates, the financial strength of issuers of lower-rated bonds, foreign and domestic political and economic developments, and changes in currency exchange rates.


12-month distributions declared per share for period ended 11/30/00

                 $0.888
-----------------------

12-month total returns,
assuming reinvestment of
all distributions for the
period ended 11/30/00

NAV             (1.07)%
-----------------------
Market Price      6.08%
-----------------------

Price per share on 11/30/00

NAV               $9.14
-----------------------
Market Price      $7.94
-----------------------

Securities Breakdown
as of 11/30/00

Corporate Bonds   36.2%
-----------------------
U.S. Government Notes/
Bonds & Agency    32.3%
-----------------------
Foreign Government
& Agency          21.9%
-----------------------
Cash & Equivalents 5.0%
-----------------------
Other              4.6%
-----------------------

Top 5 Foreign Countries
as of 11/30/00

Greece             2.6%
-----------------------
Norway             2.4%
-----------------------
Russia             2.4%
-----------------------
Brazil             2.3%
-----------------------
United Kingdom     2.3%
-----------------------


Securities breakdowns are calculated as a percentage net assets. Country breakdowns are calculated as a~percentage of total investments. Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these~securities or maintain these country weightings in the future.

------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
------------------------------------------------------------------------------------------------
November 30, 2000
(In thousands)

BONDS & NOTES - 90.4%                                                          PAR         VALUE
------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - 36.2%
CONSTRUCTION - 0.5%
BUILDING CONSTRUCTION
Atrium Companies, Inc.,
  10.500% 05/01/09                                                          $  300      $    246
Morrison Knudsen Corp.,
  11.500% 07/01/10 (a)                                                         340           241
                                                                                        --------
                                                                                             487
                                                                                        --------
------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.9%
DEPOSITORY INSTITUTIONS - 0.4%
Sovereign Bancorp, Inc.,
  10.500% 11/15/06                                                             350           353
                                                                                        --------
FINANCIAL SERVICES - 0.5%
Ono Finance, PLC,
  14.000% 07/15/10 (a)                                                         600           523
                                                                                        --------
------------------------------------------------------------------------------------------------
MANUFACTURING - 11.9%
CHEMICALS & ALLIED PRODUCTS - 2.5%
Agricultural Minerals Co., LP,
  10.750% 09/30/03                                                             120            72
Allied Waste North America, Inc.,
  10.000% 08/01/09                                                             560           476
Bio-Rad Laboratories, Inc.,
  11.625% 02/15/07                                                             215           221
Huntsman ICI Holdings LLC,
  (b) 12/31/09                                                                 930           242
HydroChem Industrial Services Inc.,
  10.375% 08/01/07                                                             490           348
LaRoche Industries, Inc.,
  9.500% 09/15/07 (c)                                                          500            45
Lyondell Chemical Co.,
  10.875% 05/01/09                                                             150           140
PCI Chemicals Canada, Inc.,
  9.250% 10/15/07                                                              225            86
Pioneer Americas Acquisition Corp.,
  9.250% 06/15/07                                                              350           133
Sterling Chemicals, Inc.,
  11.750% 08/15/06                                                             500           275
Terra Industries, Inc.,
  10.500% 06/15/05                                                             365           228
Texas Petrochemical Corp.,
  11.125% 07/01/06                                                             315           268
                                                                                        --------
                                                                                           2,534
                                                                                        --------
ELECTRONIC & ELECTRICAL EQUIPMENT - 0.9%
Amphenol Corp.,
  9.875% 05/15/07                                                              150           147
Ekabel Hessen GmbH,
  14.500% 09/01/10 (a)                                                         100            80
Flextronics International Ltd.,
  9.875% 07/01/10 (a)                                                          200           190
TransDigm, Inc.,
  10.375% 12/01/08                                                             500           445
                                                                                        --------
                                                                                             862
                                                                                        --------
FABRICATED METAL - 0.2%
Euramax International, PLC,
  11.250% 10/01/06                                                             350           224
                                                                                        --------
FOOD & KINDRED PRODUCTS - 0.4%
Premier International Foods, PLC,
  12.000% 09/01/09                                                             500           380
                                                                                        --------
FURNITURE & FIXTURES - 0.1%
Juno Lighting, Inc.,
  11.875% 07/01/09                                                             150           123
                                                                                        --------
MACHINERY & COMPUTER EQUIPMENT - 0.8%
IMO Industries, Inc.,
  11.750% 05/01/06                                                             625           625
Flowserve Corp.,
  12.250% 08/15/10 (a)                                                         175           171
                                                                                        --------
                                                                                             796
                                                                                        --------
MEASURING & ANALYZING INSTRUMENTS - 0.1%
Envirosource, Inc.,
  9.750% 06/15/03                                                              450           140
                                                                                        --------
MISCELLANEOUS MANUFACTURING - 2.8%
Actuant Corp.,
  13.000% 05/01/09                                                              80            77
Azteca Holdings SA,
  11.000% 06/15/02                                                             300           297
Blount, Inc.,
  13.000% 08/01/09                                                             380           285
Eagle-Picher Industries, Inc.,
  9.375% 03/01/08                                                              195           137
ISG Resources, Inc.,
  10.000% 04/15/08                                                             250           165
Koppers Industries, Inc.,
  9.875% 12/01/07                                                              500           473
Newcor, Inc.,
  9.875% 03/01/08                                                              900           342
Owens-Illinois, Inc.,
  7.500% 05/15/10                                                              500           235
  8.100% 05/15/07                                                               50            25
Polymer Group, Inc.,
  9.000% 07/01/07                                                              100            68
Special Devices, Inc.,
  11.375% 12/15/08                                                             175            35
Tekni-Plex, Inc.,
  12.750% 06/15/10                                                             185           142
Thermadyne Holdings Corp.,
  9.875% 06/01/08                                                              400           276
Werner Holding Co.,
  10.000% 11/15/07                                                             250           231
                                                                                        --------
                                                                                           2,788
                                                                                        --------
PAPER PRODUCTS - 1.7%
Gaylord Container Corp.,
  9.750% 06/15/07                                                            1,000           690
Repap New Brunswick, Inc.,
  10.625% 04/15/05                                                             450           464
Riverwood International Corp.:
  10.625% 08/01/07                                                             500           493
  10.875% 04/01/08                                                              50            44
                                                                                        --------
                                                                                           1,691
                                                                                        --------
PETROLEUM REFINING - 0.2%
Benton Oil & Gas Co.:
  9.375% 11/01/07                                                              290           174
  11.625% 05/01/03                                                              25            18
                                                                                        --------
                                                                                             192
                                                                                        --------
PRIMARY METAL - 1.1%
Bayou Steel Corp.,
  9.500% 05/15/08                                                              500           210
Kaiser Aluminum & Chemical Corp.:
  9.875% 02/15/02                                                              250           219
  12.750% 02/01/03                                                             150            75
Keystone Consolidated Industries, Inc.,
  9.625% 08/01/07                                                              485           218
WCI Steel, Inc.,
  10.000% 12/01/04                                                             420           311
Wheeling-Pittsburgh Corp.,
  9.250% 11/15/07 (c)                                                          500            25
                                                                                        --------
                                                                                           1,058
                                                                                        --------
PRINTING & PUBLISHING - 0.3%
American Lawyer Media, Inc.,
  9.750% 12/15/07                                                              220           176
Cable Satisfaction International, Inc.,
  12.750% 03/01/10                                                             150           133
                                                                                        --------
                                                                                             309
                                                                                        --------
RUBBER & PLASTIC - 0.3%
Burke Industries, Inc.,
  10.000% 08/15/07                                                             145            46
Metromedia Fiber Network, Inc.,
  10.000% 12/15/09                                                             350           262
                                                                                        --------
                                                                                             308
                                                                                        --------
STONE, CLAY, GLASS & CONCRETE - 0.2%
Anchor Gaming,
  9.875% 10/15/08 (a)                                                          150           152
                                                                                        --------
TEXTILE MILL PRODUCTS - 0.2%
Collins & Aikman Products Co.,
  10.000% 01/15/07                                                             200           195
                                                                                        --------
TRANSPORTATION EQUIPMENT - 0.1%
LDM Technologies, Inc.,
  10.750% 01/15/07                                                             275           137
                                                                                        --------
------------------------------------------------------------------------------------------------
MINING & ENERGY - 3.2%
GOLD & SILVER MINING - 0.1%
Callahan Nordrhein-Westfalen GmbH
  14.000% 07/15/10 (a)                                                         145           126
                                                                                        --------
OIL & GAS EXTRACTION - 2.9%
Belden & Blake Corp.,
  9.875% 06/15/07                                                              240           197
HS Resources, Inc.,
  9.250% 11/15/06                                                              230           232
Magnum Hunter Resources, Inc.,
  10.000% 06/01/07                                                             320           317
Mariner Energy, Inc.,
  10.500% 08/01/06                                                             315           299
Ocean Energy, Inc.,
  8.875% 07/15/07                                                              550           553
Pemex Project Funding Master Trust,
  9.125% 10/13/10                                                              480           469
Petsec Energy, Inc.,
  9.500% 06/15/07 (c)                                                          750           394
Vintage Petroleum, Inc.,
  9.750% 06/30/09                                                              450           472
                                                                                        --------
                                                                                           2,933
                                                                                        --------
OIL & GAS FIELD SERVICES - 0.2%
Magellan Health Services, Inc.,
  9.000% 02/15/08                                                              320           200
                                                                                        --------
------------------------------------------------------------------------------------------------
RETAIL TRADE - 0.2%
FOOD STORES
Partner Communications Co., Ltd.,
  13.000% 08/15/10                                                             205           166
                                                                                        --------
------------------------------------------------------------------------------------------------
SERVICES - 3.8%
AMUSEMENT & RECREATION - 1.9%
Coast Hotels & Casinos, Inc.,
  9.500% 04/01/09                                                              420           404
Hollywood Casino Corp.,
  11.250% 05/01/07                                                             500           514
Hollywood Casino Shreveport,
  13.000% 08/01/06                                                             200           213
Hollywood Park, Inc.,
  9.500% 08/01/07                                                              225           233
Horseshoe Gaming LLC,
  9.375% 06/15/07                                                              350           344
Mohegan Tribal Gaming Authority,
  8.750% 01/01/09                                                              250           245
                                                                                        --------
                                                                                           1,953
                                                                                        --------
HEALTH SERVICES - 0.9%
Dynacare, Inc.,
  10.750% 01/15/06                                                              40            38
InSight Health Services Corp.,
  9.625% 06/15/08                                                              100            90
Tenet Healthcare Corp.,
  8.625% 01/15/07                                                              825           824
                                                                                        --------
                                                                                             952
                                                                                        --------
HOTELS, CAMPS & LODGING - 0.7%
MGM Mirage, Inc.,
  8.500% 09/15/10                                                              415           417
Mandalay Resort Group,
  10.250% 08/01/07                                                             250           249
                                                                                        --------
                                                                                             666
                                                                                        --------
OTHER SERVICES - 0.3%
Intertek Finance PLC,
  10.250% 11/01/06                                                             500           250
                                                                                        --------
TRANSPORTATION COMMUNICATION, ELECTRIC, GAS
& SANITARY SERVICES - 16.0%
AIR TRANSPORTATION - 0.4%
U.S. Air, Inc.,
  10.375% 03/01/13                                                             465           414
                                                                                        --------
BROADCASTING - 1.9%
Cumulus Media, Inc.,
  10.375% 07/01/08                                                              75            59
LIN Holding Corp.:
  stepped coupon, (10.000% 03/01/03)
  (b) 03/01/08                                                                 500           356
Sinclair Broadcast Group, Inc.:
  9.000% 07/15/07                                                              100            88
  10.000% 09/30/05                                                             400           376
Young Broadcasting Corp.,
  10.125% 02/15/05                                                           1,000           990
                                                                                        --------
                                                                                           1,869
                                                                                        --------
CABLE - 4.6%
Adelphia Communications Corp.,
  9.875% 03/01/07                                                              150           120
Charter Communications Holding LLC:
  stepped coupon,
  (9.920% 04/01/04)
  (b) 04/01/11                                                                 600           321
Comcast UK Cable Partners Ltd.:
  stepped coupon,
  (11.200% 11/15/00)
  (b) 11/15/07                                                               1,000           832
EchoStar DBS Corp.,
  9.250% 02/01/06                                                            1,000           910
FrontierVision Holdings L.P.
  stepped coupon,
  (11.875% 09/15/01)
  (b) 09/15/07                                                                  50            39
NTL Inc.:
  stepped coupon,
  (9.750% 04/15/04)
  (b) 04/15/09                                                               1,000           641
  11.875% 10/01/10 (a)                                                         275           224
Northland Cable Television Inc.,
  10.250% 11/15/07                                                             375           274
Shop At Home, Inc.,
  11.000% 04/01/05                                                             410           394
Telewest Communication PLC:
  stepped coupon,
  (11.000% 10/01/00)
  (b) 10/01/07                                                               1,000           840
                                                                                        --------
                                                                                           4,595
                                                                                        --------
COMMUNICATIONS - 1.6%
Call-Net Enterprises, Inc.:
  stepped coupon,
  (10.800% 05/15/04)
  (b) 05/15/09                                                                 500           117
  8.000% 08/15/08                                                              105            37
  9.375% 05/15/09                                                               70            25
Exodus Communications Inc.:
  10.750% 12/15/09                                                             370           292
  11.625% 07/15/10 (a)                                                         115            93
Metrocall Inc.,
  9.750% 11/01/07                                                              230            60
Spectrasite Holdings Inc.:
  stepped coupon,
  (11.250% 04/15/04)
  (b) 04/15/09                                                                 625           312
  10.750% 03/15/10                                                              60            54
Time Warner Telecom LLC,
  9.750% 07/15/08                                                              500           420
United Pan-Europe Communications NV,
  11.500% 02/01/10                                                             300           171
XM Satellite Radio Inc.,
  14.000% 03/15/10                                                             100            61
                                                                                        --------
                                                                                           1,642
                                                                                        --------
ELECTRIC GAS & SANITARY SERVICES - 0.1%
CMS Energy Corp.,
  9.875% 10/15/07                                                               75            77
                                                                                        --------
ELECTRIC SERVICE - 0.4%
AES Corp.,
  9.500% 06/01/09                                                              460           458
                                                                                        --------
MOTOR FREIGHT & WAREHOUSING - 0.2%
MTL, Inc.,
  10.000% 06/15/06                                                             250           162
                                                                                        --------
TELECOMMUNICATION - 6.6% AirGate PCS, Inc.:
  stepped coupon,
  (13.500% 10/01/04)
  (b) 10/01/09                                                                 336           161
Arch Communication Groupm Inc.,
  12.750% 07/01/07                                                             250           100
Carrier1 International SA,
  13.250% 02/15/09                                                             450           279
Clearnet Communications, Inc.,
  stepped coupon, (14.750% 12/15/00)
  (b) 12/15/05                                                                 750           805
Crown Castle International Corp.:
  stepped coupon,
  (10.375% 05/15/04)
  (b) 05/15/11                                                                 360           227
  10.750% 08/01/11                                                             100           101
FLAG Telecom Holdings Ltd.:
  11.625% 03/30/10                                                             130            92
  11.625% 03/30/10 (a)                                                         175           108
Global Crossing Ltd.,
  9.125% 11/15/06                                                              375           319
Horizon PCS, Inc.,
  stepped coupon, (14.000% 10/01/05)
  (b) 10/01/10 (a)                                                             220            89

Hyperion Telecommunications, Inc.:
  stepped coupon,
  (13.000% 04/15/01)
  (b) 04/15/03                                                                 150           102
Jazztel PLC:
  14.000% 07/15/10 (a)                                                          90            56
  13.250% 12/15/09                                                             150            85
Level 3 Communications, Inc.:
  11.000% 03/15/08                                                             315           243
  10.750% 03/15/08                                                             160            98
McLeodUSA, Inc.:
  stepped coupon,
  (10.500% 03/01/02)
  (b) 03/01/07                                                                 500           382
  8.375% 03/15/08                                                               85            70
NEXTLINK Communications, Inc.,
  10.750% 06/01/09 (a)                                                         300           202
Nextel Communications, Inc.,
  9.375% 11/15/09                                                              100            88
Nextel International, Inc.,
  12.750% 08/01/10                                                             300           246
Nextel International, Inc.,
  stepped coupon,
  (12.125% 04/15/03)
  (b) 04/15/08                                                                 175           103
Nextel Partners, Inc.,
  11.000% 03/15/10                                                             200           188
RCN Corp.:
  stepped coupon,
  (11.125% 10/15/02)
  (b) 10/15/07                                                                 300           132
Rogers Cantel, Inc.,
  9.750% 06/01/16                                                              460           492
Sprint Spectrum L.P.:
  stepped coupon,
  (12.500% 05/15/01)
  (b) 08/15/06                                                                 500           495
TeleCorp PCS Inc.:
  stepped coupon,
  (11.628% 04/15/04)
  (b) 04/15/09                                                                 700           444
UbiquiTel Operating Co.:
  stepped coupon,
  (14.000% 04/15/05)
  (b) 04/15/10                                                                 150            58
Williams Communications Group, Inc.:
  10.875% 10/01/09                                                             400           300
  11.700% 08/01/08 (a)                                                         200           156
Winstar Communications, Inc.:
  12.500% 04/15/08                                                             490           333
  12.750% 04/15/10                                                              10             6
Worldwide Fiber, Inc.,
  12.000% 08/01/09                                                             175           115
                                                                                        --------
                                                                                           6,675
                                                                                        --------
TOTAL CORPORATE FIXED INCOME BONDS & NOTES (cost of $49,750)                              36,390
                                                                                        --------
U.S. GOVERNMENT & AGENCIES OBLIGATIONS - 32.3%
------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Association:
  5.750% 09/15/10                                                            1,150         1,017
                                                                                        --------
Federal National Mortgage Association:
  7.125% 03/15/07                                                            1,000         1,043
  7.125% 02/15/05                                                              107           111
                                                                                        --------
                                                                                           1,154
                                                                                        --------
Government National Mortgage Association:
  9.000% 2016                                                                  804           834
  10.500% 2019-2020                                                             79            86
  11.000% 2018-2019                                                            552           609
                                                                                        --------
                                                                                           1,529
                                                                                        --------
U.S. Treasury Bond:
  8.750% 05/15/17                                                            1,675         2,209
  8.875% 02/15/19                                                              896         1,210
  10.625% 08/15/15 (d)                                                       2,500         3,717
  11.625% 11/15/04 (d)                                                      10,590        12,835
  12.000% 08/15/13                                                           5,952         8,280
                                                                                        --------
                                                                                          28,251
                                                                                        --------
U.S. Treasury Note,
  11.875% 11/15/03                                                             500           585
                                                                                        --------
TOTAL U.S. GOVERNMENT & AGENCIES OBLIGATIONS
  (cost of $31,655)                                                                       32,536
                                                                                        --------
FOREIGN GOVERNMENT OBLIGATIONS - 21.9%
                                                                 CURRENCY
------------------------------------------------------------------------------------------------
Government of Canada,
  10.000% 06/01/08                                                     CD      920           759
Government of Mexico,
  11.375% 09/15/16                                                     $       408           466
Government of Sweden,
  8.000% 08/15/07                                                      SW    7,600           887
Hellenic Republic,
  8.600% 03/26/08                                                      GD  804,000         2,411
Kingdom of Norway:
  6.750% 01/15/07                                                      NK    9,220         1,025
  9.500% 10/31/02                                                      DM   10,970         1,241
Ministry Finance Russia,
  9.000% 03/25/04                                                              450           182
Province of Ontario:
  9.000% 09/15/04                                                      CD      710           512
  8.250% 12/01/05                                                              355           256
Republic of Panama,
  10.750% 05/15/20                                                     $       245           234
Poland Government Bond:
  8.500% 10/12/04                                                      PO    5,100           914
  8.500% 06/12/05                                                            1,380           247
Republic of Brazil:
  11.000% 08/17/40                                                     $     1,190           885
  12.000% 11/17/06                                                             500           475
  12.750% 01/15/20                                                             945           847
Republic of Bulgaria,
  7.063% 07/28/11                                                            2,206         1,569
Republic of South Africa:
  13.000% 08/31/10                                                     SA    3,915           499
  12.000% 02/28/05                                                           2,335           296
Republic of Argentina,
  11.250% 04/10/06                                                     DM    1,200           520
Republic of Colombia,
  11.750% 02/25/20                                                     $       915           727
Republic of Turkey,
  12.375% 06/15/09                                                             570           500
Russian Federation,
  11.000% 07/24/18                                                           2,940         2,051
United Kingdom Government Bond
  8.500% 12/07/05                                                      UK      520           846
United Kingdom Treasury
  9.000% 10/13/08                                                              735         1,312
United Mexican States:
  6.250% 12/31/19                                                      $       500           447
  10.375% 01/29/03                                                     DM    1,210           577
United Mexican States Global
  8.625% 03/12/08                                                              487           475
Western Australia Treasury Corp.,
  10.000% 07/15/05                                                     A$    1,545           941
                                                                                        --------
TOTAL FOREIGN & AGENCY GOVERNMENT OBLIGATIONS
  cost of $21,333)                                                                        22,101
                                                                                        --------
TOTAL BONDS & NOTES
  (cost of $102,738)                                                                      91,027
                                                                                        --------
PREFERRED STOCKS - 2.7%                                                     SHARES
FINANCE, INSURANCE & REAL ESTATE - 0.2%
DEPOSITORY INSTITUTIONS - 0.2%
Cal Fed Bancorp, Inc.,
  9.125%                                                                         9           191
                                                                                        --------
------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS,
AND SANITARY SERVICES - 2.5%
BROADCASTING - 0.3%
Granite Broadcasting Corp.,
  12.750% PIK                                                                  (d)           146
PriMedia, Inc.,
  9.200%                                                                         3           243
                                                                                        --------
                                                                                             389
                                                                                        --------
CABLE - 0.6%
CSC Holdings Limited
  11.250% PIK                                                                    6           608
                                                                                        --------

                                                                            SHARES         VALUE
------------------------------------------------------------------------------------------------
COMMUNICATIONS - 0.1%
Dobson Communication Corp.
  12.250% PIK                                                                  (f)            98
                                                                                        --------
TELECOMMUNICATIONS - 1.5%
Nextel Communications, Inc.:
  11.125% PIK                                                                    1           244
  13.000% PIK                                                                  (f)           931
XO Communications, Inc.
  13.500% PIK                                                                    1           268
                                                                                        --------
                                                                                           1,443
                                                                                        --------
TOTAL PREFERRED STOCKS
  (cost of $3,357)                                                                         2,729
                                                                                        --------
WARRANTS (d) - 0.1%
------------------------------------------------------------------------------------------------
RETAIL TRADE - 0.0%
FOOD STORES - 0.0%
Pathmark Stores, Inc.,
  (expires 09/19/10)                                                             4            22
                                                                                        --------
------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS
& SANITARY SERVICES - 0.0%
CABLE - 0.0%
Cable Satisfaction International, Inc.
  (expires 03/01/10)                                                           (f)           (f)
                                                                                        --------
COMMUNICATIONS - 0.0%
UbiquiTel Operating Co.
  (expires 04/15/10)                                                           (f)             4
TELECOMMUNICATIONS - 0.3%
Carrier 1 International
  (expires 02/19/09)                                                           (f)            15
Jazztel PLC.
  (expires 02/01/10)                                                           (f)           (f)
MetroNet Communications Corp., (a)
  (expires 08/15/07)                                                           (f)            19
XM Satellite Radio Holdings, Inc.
  (expires 03/15/10)                                                           (f)             5
                                                                                        --------
                                                                                              43
                                                                                        --------
TOTAL WARRANTS (cost of $605)                                                                 65
                                                                                        --------
COMMON STOCKS - 0.2%
------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS
& SANITARY SERVICES - 0.2%
MOTOR FREIGHT & WAREHOUSING - 0.0%
St. Johnsbury Trucking Co. (g)                                                  16           (f)
Sun Carriers, Inc. (g)                                                          65           (f)
                                                                                        --------
                                                                                             (f)
                                                                                        --------
TELECOMMUNICATIONS - 0.2%
AirGate PCS, Inc.                                                                1            12
Price Communications Corp.                                                      12           221
Telus Corp. Non Voting Shares                                                                (f)
                                                                                        --------
                                                                                             233
                                                                                        --------
TOTAL COMMON STOCKS (cost of $356)                                                           233
                                                                                        --------
TOTAL INVESTMENTS
  (cost of $107,056)(h)                                                                   94,054
                                                                                        --------

                                                                               PAR         VALUE
SHORT-TERM OBLIGATIONS - 5.0%

-------------------------------------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd., dated 11/30/99, due 12/ 01/00 at
  6.490%, collateralized by U.S. Treasury bonds and/or notes with various maturities to 2026, market value $5,166 (repurchase
  proceeds $5,016)                                                        $  5,015      $  5,015
                                                                                        --------

FORWARD CURRENCY CONTRACTS - 0.0%
                                                                                            (25)
------------------------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 1.6%
                                                                                           1,605
------------------------------------------------------------------------------------------------
NET ASSETS - 100%                                                                       $100,649
                                                                                        --------
NOTES TO INVESTMENT PORTFOLIO:
------------------------------------------------------------------------------------------------

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities my be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2000, the value of these securities amounted to $2,430 or 2.4% of net assets.
(b) Currently zero coupon. Shown parenthetically is the next interest rate to be paid and the date the Trust will begin accruing this rate.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d) These securities, or a portion thereof, with a total market value of $16,552 or 16.4% of net assets are being used to collateralized open futures contracts.
(e) Non-income producing.
(f) Rounds to less than one.
(g) Represents fair value as determined in good faith under the direction of the Trustees.
(h) Cost for federal income tax purposes is $107,228.
(i) As of November 30, 2000, the Trust had entered into the following forward currency exchange contracts:

                                                                               NET UNREALIZED
                                                                                APPRECIATION/
       CONTRACTS                          IN EXCHANGE          SETTLEMENT       DEPRECIATION
       TO DELIVER                             FOR                 DATE             (U.S.$)
------------------------------------------------------------------------------------------------
CD                 3,144     US$           2,075                    12/01/00              $ 30
CD                 1,572     US$           1,022                    02/01/01               (2)
EU                 1,139     US$           997                      12/07/00                 4
EU                 2,196     US$           1,880                    01/22/01              (39)
KB                 1,852     US$           2,658                    12/08/00                18
NK                11,083     US$           1,168                    12/07/00              (28)
SK                 7,800     US$           773                      01/22/01               (8)
                                                                                         ----
                                                                                         $(25)
                                                                                         ----

SUMMARY OF SECURITIES
BY COUNTRY                                 COUNTRY                     VALUE        % OF TOTAL
------------------------------------------------------------------------------------------------
United States                                 $                      $71,953              76.5
Greece                                        Gr                       2,411               2.6
Norway                                        No                       2,266               2.4
Russia                                        RU                       2,233               2.4
Brazil                                        Bz                       2,207               2.3
United Kingdom                                UK                       2,158               2.3
Mexico                                        Mx                       1,965               2.1
Bulgaria                                      Bu                       1,569               1.7
Canada                                        Ca                       1,527               1.6
Poland                                        Po                       1,161               1.2
Australia                                     Au                         941               1.0
Sweden                                        Sw                         887               1.0
South Africa                                  SA                         795               0.8
Colombia                                      Co                         727               0.8
Argentina                                     Ar                         520               0.6
Turkey                                        Tu                         500               0.5
Panama                                        Pa                         234               0.2
                                                                     -------             -----
                                                                     $94,054             100.0
                                                                     -------             -----

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

                      ACRONYM                             NAME
                        ----                              ---
                        PIK                         Payment-In-Kind

See notes to investment portfolio.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
November 30, 2000
(In thousands except for share amounts)

ASSETS
Investments at value (cost $107,056)                                $  94,054
Short-term obligations                                                  5,015
                                                                    ---------
                                                                       99,069
Cash including foreign currencies (cost of $133)         $  134
Receivable for:
  Interest                                                2,425
  Investments sold                                        3,169
Foreign tax reclaims                                         20         5,748
                                                         ------     ---------
  Total assets                                                        104,817
                                                                    ---------
LIABILITIES
Cash including foreign currencies (cost of $98)             104
Unrealized depreciation on forward currency contracts        25
Payable for:
  Investments purchased                                   3,069
  Distributions                                             817
Accrued:
  Management fee                                             63
  Bookkeeping fee                                             3
  Deferred Trustees' fees                                     5
Other                                                        82
                                                         ------
  Total liabilities                                                     4,168
                                                                    ---------
Net Assets at value for 11,009 shares of beneficial
  interest outstanding                                              $ 100,649
                                                                    ---------
Net asset value per share                                           $    9.14
                                                                    ---------
COMPOSITION OF NET ASSETS
Capital paid in                                                     $ 122,104
Overdistributed net investment income                                    (806)
Accumulated net realized loss                                          (7,602)
Net unrealized appreciation/depreciation on:
  Investments                                                         (13,002)
  Foreign currency transactions                                           (45)
                                                                    ---------
                                                                    $ 100,649
                                                                    ---------

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended November 30, 2000
(In thousands)


INVESTMENT INCOME
Interest                                                             $  10,436
Dividends                                                                  401
  Total investment income (net of nonreclaimable foreign
    taxes withheld at source which amounted to $7)
                                                                     ---------
                                                                        10,837

EXPENSES
Management fee                                             $  811
Transfer agent fee                                             57
Bookkeeping fee                                                32
Trustees' fee                                                   9
Custodian fee                                                  19
Audit fee                                                      12
Legal fee                                                       5
Reports to shareholders                                        24
Other                                                          51        1,020
                                                           ------    ---------
    Net Investment Income                                                9,817

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                                              (7,469)
  Foreign currency transactions                               728
                                                           ------
    Net realized loss                                                   (6,741)
Net change in unrealized appreciation/depreciation
  during the period on:
  Investments                                              (5,580)
  Foreign currency transactions                               (76)
                                                           ------

    Net Change in Unrealized Appreciation/Depreciation                  (5,656)
                                                                     ---------
Net Loss                                                               (12,397)
                                                                     ---------

Decrease in Net Assets from
Operations                                                           $  (2,580)
                                                                     ---------

See notes to financial statements.

---------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------

                                                                     YEARS ENDED NOVEMBER 30
                                                                   --------------------------
INCREASE (DECREASE) IN NET ASSETS                                      2000          1999
---------------------------------------------------------------------------------------------

OPERATIONS
Net investment income                                                  $  9,817     $  10,005
Net realized gain (loss)                                                 (6,741)       (1,828)
Net change in unrealized appreciation/depreciation                       (5,656)       (7,711)
                                                                       --------     ---------
    Net Increase (Decrease) from Operations                              (2,580)          466

DISTRIBUTIONS
From net investment income                                               (9,600)       (9,951)
Return of capital                                                          (176)          --
                                                                       --------     ---------
    Total Decrease                                                      (12,356)       (9,485)

NET ASSETS BEGINNING OF PERIOD
                                                                        113,005       122,490
                                                                       --------     ---------
End of period (including overdistributed and undistributed
  net investment income of $806 and $17, respectively)                 $100,649      $113,005
                                                                       --------     ---------
NUMBER OF TRUST SHARES
Outstanding at end of period                                             11,009        11,009
                                                                       --------     ---------

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
November 30, 2000

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION
Colonial InterMarket Income Trust I (the Trust), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Trust's investment objective is to seek as high a level of current income and total return as is consistent with prudent risk, by diversifying investments primarily in U.S. and foreign government and lower-rated corporate debt securities. The Trust has authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES
Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

Effective December 1, 2001, the Trust will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will be required to amortize premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. The Trust currently has not determined the impact of the adoption of the new accounting policy.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS
Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Trust does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS
The Trust may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities.

The Trust may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Trust's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER
Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Trust becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

The Trust's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Trust. The Trust may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.75% annually of the Trust's average weekly net assets.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $18,000 annually plus 0.0233% of the Trust's average net assets over $50 million.

OTHER
The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

NOTE 3. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the year ended November 30, 2000, purchases and sales of investments, other than short-term obligations, were $54,705,684 and $54,363,500, respectively, of which $4,820,806 and $2,869,700, respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at November 30, 2000, based on cost of investments for federal income tax purposes was:

    Gross unrealized appreciation                            $  1,194,241
    Gross unrealized depreciation                             (14,368,132)
                                                             ------------
        Net unrealized depreciation                          $(13,173,891)
                                                             ============

CAPITAL LOSS CARRYFORWARDS
At November 30, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

       YEAR OF EXPIRATION          CAPITAL LOSS CARRYFORWARD
       ------------------          -------------------------
              2006                        $   58,000
              2007                         1,515,000
              2008                         5,857,000
                                          ----------
                                          $7,430,000
                                          ==========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                                         YEAR ENDED
                                                        NOVEMBER 30,
                                                     ------------------
                                                            2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       10.260
                                                         --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       0.902(c)
Net realized and unrealized gain (loss)                    (1.134)
                                                         --------
    Total from Investment Operations                       (0.232)
                                                         --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                 (0.872)
Return of capital                                          (0.016)
                                                         --------
    Total Distributions Declared to Shareholders           (0.888)
                                                         --------
NET ASSET VALUE, END OF PERIOD                           $  9.140
                                                         --------
Market price per share, end of period                    $   7.94
                                                         --------
Total return, based on market value(a)                      6.08%
                                                         --------
RATIOS TO AVERAGE NET ASSETS
Expenses(b)                                                 0.94%
Net investment income(b)                                    9.08%
Portfolio turnover                                            53%
Net assets at end of period (000)                        $100,649

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

--------------------------------------------------------------------------------
2000 FEDERAL TAX INFORMATION (UNAUDITED)
Approximately 25% of the Trust's distributions (23% of gross income) was derived from interest on investments in U.S. Treasury bonds, notes and bills.
An Average of 27% of the Trust's investments as of the end of each quarter were in direct obligations of the U.S. Treasury.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                            YEAR ENDED NOVEMBER 30
                                                   ------------------------------------------------------------------------
                                                       1999                  1998               1997               1996
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.130             $  11.450          $  11.520          $  11.270
                                                   ------------          ------------       ------------       ------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                     0.909                 0.945              0.911              1.003
Net realized and unrealized gain (loss)                  (0.875)               (0.251)            (0.004)             0.242
                                                   ------------          ------------       ------------       ------------
    Total from Investment Operations                      0.034                 0.694              0.907              1.245
                                                   ------------          ------------       ------------       ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                               (0.904)               (0.930)            (0.977)            (0.995)
In excess of net investment income                           --                (0.002)                --                 --
From net realized gains                                      --                (0.028)                --                 --
In excess of net realized gains                              --                (0.054)                --                 --
                                                   ------------          ------------       ------------       ------------
    Total Distributions Declared to Shareholders         (0.904)               (1.014)            (0.977)            (0.995)
                                                   ------------          ------------       ------------       ------------
NET ASSET VALUE, END OF PERIOD                        $  10.260             $  11.130          $  11.450          $  11.520
                                                   ------------          ------------       ------------       ------------
Market Price Per Share, End of Period                  $  8.312             $  10.562          $  10.940          $  10.630
                                                   ------------          ------------       ------------       ------------
Total return, based on market value (a)                (13.51)%                 6.26%             12.62%              8.30%
                                                   ------------          ------------       ------------       ------------
RATIOS TO AVERAGE NET ASSETS
Expenses (b)                                              1.00%                 0.93%              0.96%              0.95%
Net investment income (b)                                 8.51%                 8.22%              8.06%              8.33%
Portfolio turnover                                          52%                   99%               154%               117%
Net assets at end of period (000)                      $113,005              $122,490           $126,011           $126,835

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE TRUSTEES AND SHAREHOLDERS OF COLONIAL INTERMARKET INCOME TRUST I

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial InterMarket Income Trust I (the Trust) at November 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 11, 2001

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN
--------------------------------------------------------------------------------


As a shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Fund generally distributes net investment income monthly and capital gains annually. Under the Fund's Dividend Reinvestment Plan (the "Plan") all distributions will be reinvested automatically in additional shares of the Fund, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges are incurred on shares issued directly by the Fund. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 30 days written notice to the Plan participants. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company, the Plan agent, by mail at P.O. Box 8200, Boston, MA 02266-8200 or by phone at~1-800-426-5523.

--------------------------------------------------------------------------------
TRANSFER AGENT
--------------------------------------------------------------------------------


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial InterMarket Income Trust I is:

State Street Bank and Trust Company
P.O. Box 8200
Boston, MA
02266-8200
1-800-426-5523

Colonial InterMarket Income Trust I mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial InterMarket Income Trust I.

--------------------------------------------------------------------------------
TRUSTEES
--------------------------------------------------------------------------------

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, Universtiy of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer; The First Boston Corporation)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc., Executive Vice President and Director of Colonial Management Associates, Inc. and Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Funds Group-Boston and Chief Operating Officer, Putnam Mutual Funds)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Professor of Finance, College of Business, Boise State University)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

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COLONIAL INTERMARKET INCOME TRUST I       ANNUAL REPORT
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